5. NOTE RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest income	$ 27,348	$ 0
The John Gray Note
Long-Term Debt	158	$ 21,927
Note Receivable affiliate
Interest income	$ 20,511